ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The table below presents the allocation of the total consideration to tangible and intangible assets acquired and liabilities assumed from the acquisition of our 80% controlling interest in TEC based on their respective fair values as of April 9, 2021:

Accounts receivable	$33,315
Inventories	71,325
Other current assets	962
Property and equipment	2,590
Operating lease ROU assets	53,829
Goodwill	18,724
Intangibles	19,900
Accounts payable	(25,393)
Accrued expenses and other current liabilities	(20,509)
Operating lease liabilities, net of current portion	(48,046)

Total	$106,697

The table below presents the allocation of the total consideration to tangible and intangible assets acquired and liabilities assumed from the acquisition of PPI based on the respective fair values as of August 1, 2019:

Cash and cash equivalents	$4,299
Accounts receivable	30,719
Inventories	45,491
Other current assets	135
Property and equipment	2,544
Operating lease ROU assets	19,072
Goodwill	9,884
Intangibles	19,000
Other assets	299
Accounts payable	(11,079)
Accrued expenses and other current liabilities	(13,038)
Operating lease liabilities, net of current portion	(14,100)

Total	$93,226